Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 21,855,584	$ 24,364,198
Less: allowance for doubtful accounts	(2,197,396)	(3,066,937)
Accounts receivable, net	$ 19,658,188	$ 21,297,261